UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21820

Eaton Vance Credit Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	April 30

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Credit Opportunites Fund	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 131.6% (1)

Principal
Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 2.5%
		Avio Holding Spa
EUR	700,000	Term Loan - Second Lien, 9.01%, Maturing June 13, 2015	$902,137
		DAE Aviation Holdings, Inc.
99,606		Term Loan, 6.55%, Maturing July 31, 2014	94,376
100,532		Term Loan, 6.55%, Maturing July 31, 2014	95,254
		Evergreen International Aviation
660,933		Term Loan, 8.50%, Maturing October 31, 2011	593,187
		Wesco Aircraft Hardware Corp.
1,000,000		Term Loan - Second Lien, 8.56%, Maturing September 29, 2014	976,875
			$2,661,829
Air Transport — 0.9%
		Delta Air Lines, Inc.
272,250		Term Loan - Second Lien, 5.71%, Maturing April 30, 2014	$183,633
		Northwest Airlines, Inc.
990,000		DIP Loan, 4.47%, Maturing August 21, 2008	773,437
			$957,070
Automotive — 6.9%
		Adesa, Inc.
990,000		Term Loan, 5.06%, Maturing October 18, 2013	$885,060
		Allison Transmission, Inc.
694,750		Term Loan, 5.32%, Maturing September 30, 2014	623,712
		AxleTech International Holding, Inc.
909,091		Term Loan - Second Lien, 9.30%, Maturing April 21, 2013	897,727
		Chrysler Financial
994,987		Term Loan, 6.78%, Maturing August 1, 2014	818,792
		Dayco Products, LLC
1,000,000		Term Loan - Second Lien, 11.39%, Maturing December 31, 2011	415,000
		Delphi Corp.
92,430		DIP Loan, 8.50%, Maturing December 31, 2008	82,655
907,572		DIP Loan, 8.50%, Maturing December 31, 2008	811,596
		Federal-Mogul Corp.
309,223		Term Loan, 4.40%, Maturing December 27, 2014	244,286
239,399		Term Loan, 4.40%, Maturing December 27, 2015	195,409
		Ford Motor Co.
394,000		Term Loan, 5.46%, Maturing December 15, 2013	311,260
		HLI Operating Co., Inc.
EUR	21,818	Term Loan, 4.31%, Maturing May 30, 2014	29,616
EUR	375,345	Term Loan, 7.49%, Maturing May 30, 2014	509,501
		Keystone Automotive Operations, Inc.
191,151		Term Loan, 6.00%, Maturing January 12, 2012	153,399
		TriMas Corp.
281,250		Term Loan, 4.88%, Maturing August 2, 2011	253,125
1,197,422		Term Loan, 4.87%, Maturing August 2, 2013	1,077,680
			$7,308,818
Beverage and Tobacco — 1.7%
		Culligan International Co.
EUR	1,000,000	Term Loan - Second Lien, 9.44%, Maturing May 31, 2013	$819,131
493,747		Term Loan, 4.90%, Maturing November 24, 2014	346,857
		Liberator Midco Ltd.
GBP	365,132	Term Loan, 13.39%, Maturing October 27, 2016	677,482
			$1,843,470
Building and Development — 7.1%
		Building Materials Corp. of America
1,829,110		Term Loan, 5.56%, Maturing February 22, 2014	$1,594,184

		Hovstone Holdings, LLC
441,176		Term Loan, 6.96%, Maturing February 28, 2009	$366,485
		LNR Property Corp.
880,000		Term Loan, 6.03%, Maturing July 3, 2011	709,867
		Metroflag BP, LLC
1,000,000		Term Loan - Second Lien, 11.46%, Maturing January 6, 2009	825,000
		Panolam Industries Holdings, Inc.
1,350,698		Term Loan, 5.55%, Maturing September 30, 2012	1,215,628
		Re/Max International, Inc.
493,929		Term Loan, 10.29%, Maturing December 17, 2012	434,657
		Realogy Corp.
157,500		Term Loan, 5.46%, Maturing September 1, 2014	129,544
585,000		Term Loan, 5.46%, Maturing September 1, 2014	481,162
		Shea Capital I, LLC
489,399		Term Loan, 4.47%, Maturing October 27, 2011	347,473
		TRU 2005 RE Holding Co.
1,000,000		Term Loan, 5.47%, Maturing December 9, 2008	924,167
		United Subcontractors, Inc.
1,000,778		Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (2)	500,389
			$7,528,556
Business Equipment and Services — 7.0%
		Affinion Group, Inc.
839,744		Term Loan, 5.17%, Maturing October 17, 2012	$805,804
		Intergraph Corp.
1,500,000		Term Loan - Second Lien, 8.65%, Maturing November 29, 2014	1,444,669
		Language Line, Inc.
480,759		Term Loan, 6.06%, Maturing June 11, 2011	451,913
		Mitchell International, Inc.
1,000,000		Term Loan - Second Lien, 8.06%, Maturing March 28, 2015	955,000
		N.E.W. Holdings I, LLC
981,955		Term Loan, 5.23%, Maturing May 22, 2014	881,305
		Quintiles Transnational Corp.
1,000,000		Term Loan - Second Lien, 6.90%, Maturing March 31, 2014	952,500
		Sabre, Inc.
1,000,000		Term Loan, 4.66%, Maturing September 30, 2014	785,556
		Sitel (Client Logic)
241,983		Term Loan, 5.29%, Maturing January 29, 2014	210,526
		TDS Investor Corp.
444,663		Term Loan, 4.71%, Maturing August 23, 2013	374,629
89,222		Term Loan, 5.05%, Maturing August 23, 2013	75,170
		West Corp.
566,393		Term Loan, 4.95%, Maturing October 24, 2013	510,285
			$7,447,357
Cable and Satellite Television — 6.3%
		Atlantic Broadband Finance, LLC
738,766		Term Loan, 5.06%, Maturing February 10, 2011	$711,677
		Casema
EUR	1,000,000	Term Loan - Second Lien, 8.73%, Maturing May 14, 2016	1,458,834
		Cequel Communications, LLC
1,271,741		Term Loan - Second Lien, 8.86%, Maturing May 5, 2014	1,114,894
		NTL Investment Holdings, Ltd.
GBP	1,000,000	Term Loan, 8.27%, Maturing March 30, 2013	1,749,135
		ProSiebenSat.1 Media AG
EUR	500,000	Term Loan, 7.31%, Maturing March 2, 2015	523,659
EUR	500,000	Term Loan, 7.56%, Maturing March 2, 2016	523,659
EUR	500,000	Term Loan - Second Lien, 8.84%, Maturing September 2, 2016	304,249
EUR	516,496	Term Loan, 8.59%, Maturing March 2, 2017	239,744
			$6,625,851
Chemicals and Plastics — 4.6%
		Arizona Chemicals, Inc.
500,000		Term Loan - Second Lien, 8.15%, Maturing February 28, 2014	$362,500
		Brenntag Holding GmbH and Co. KG
2,000,000		Term Loan - Second Lien, 7.79%, Maturing December 23, 2015	1,630,000

		Foamex International, Inc.
750,000		Term Loan - Second Lien, 7.39%, Maturing February 12, 2014	$525,000
		INEOS Group
EUR	500,000	Term Loan, Maturing December 14, 2011 (3)	657,344
EUR	500,000	Term Loan, Maturing December 14, 2011 (3)	657,344
		Millenium Inorganic Chemicals
1,000,000		Term Loan - Second Lien, 8.55%, Maturing October 31, 2014	735,000
		Momentive Performance Material
293,088		Term Loan, 4.75%, Maturing December 4, 2013	269,274
			$4,836,462
Clothing/Textiles — 0.9%
		Hanesbrands, Inc.
1,000,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	$978,542
			$978,542
Conglomerates — 2.5%
		Doncasters (Dunde HoldCo 4 Ltd.)
GBP	500,000	Term Loan - Second Lien, 9.90%, Maturing January 13, 2016	$831,978
		Jarden Corp.
990,001		Term Loan, 5.30%, Maturing January 24, 2012	962,953
		RGIS Holdings, LLC
330,000		Term Loan, 5.13%, Maturing April 30, 2014	275,550
16,500		Term Loan, 5.30%, Maturing April 30, 2014	13,777
		US Investigations Services, Inc.
446,617		Term Loan, 5.55%, Maturing February 21, 2015	413,865
		Vertrue, Inc.
198,500		Term Loan, 5.81%, Maturing August 16, 2014	179,146
			$2,677,269
Containers and Glass Products — 2.2%
		Consolidated Container Co.
1,000,000		Term Loan - Second Lien, 8.11%, Maturing September 28, 2014	$512,500
		Graphic Packaging International, Inc.
995,000		Term Loan, 5.55%, Maturing May 16, 2014	957,295
		Kranson Industries, Inc.
685,997		Term Loan, 5.05%, Maturing July 31, 2013	637,977
		Tegrant Holding Corp.
500,000		Term Loan - Second Lien, 8.31%, Maturing March 8, 2015	162,500
			$2,270,272
Cosmetics/Toiletries — 1.1%
		American Safety Razor Co.
1,000,000		Term Loan - Second Lien, 8.79%, Maturing July 31, 2014	$920,000
		KIK Custom Products, Inc.
500,000		Term Loan - Second Lien, 7.46%, Maturing November 30, 2014	216,250
			$1,136,250
Drugs — 1.6%
		Graceway Pharmaceuticals, LLC
1,000,000		Term Loan - Second Lien, 9.30%, Maturing May 3, 2013	$760,000
1,000,000		Term Loan, 11.05%, Maturing November 3, 2013	785,000
		Pharmaceutical Holdings Corp.
140,826		Term Loan, 5.71%, Maturing January 30, 2012	135,897
			$1,680,897
Ecological Services and Equipment — 2.0%
		Cory Environmental Holdings
GBP	500,000	Term Loan - Second Lien, 9.74%, Maturing September 30, 2014	$901,310
		Kemble Water Structure, Ltd.
GBP	500,000	Term Loan, 9.74%, Maturing October 13, 2013	901,805
		Synagro Technologies, Inc.
500,000		Term Loan - Second Lien, 7.44%, Maturing October 2, 2014	342,500
			$2,145,615
Electronics/Electrical — 5.4%
		Aspect Software, Inc.
1,000,000		Term Loan - Second Lien, 9.88%, Maturing July 11, 2013	$910,000
		Freescale Semiconductor, Inc.
989,950		Term Loan, 4.22%, Maturing December 1, 2013	893,603

		Infor Enterprise Solutions Holdings
266,805		Term Loan, 5.55%, Maturing July 28, 2012	$218,113
650,522		Term Loan, 6.55%, Maturing July 28, 2012	543,186
339,403		Term Loan, 6.55%, Maturing July 28, 2012	283,401
366,667		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	219,083
633,333		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	405,333
		Spectrum Brands, Inc.
47,103		Term Loan, 6.46%, Maturing March 30, 2013	42,177
1,422,266		Term Loan, 6.61%, Maturing March 30, 2013	1,273,521
		Vertafore, Inc.
1,000,000		Term Loan - Second Lien, 8.39%, Maturing January 31, 2012	892,500
			$5,680,917
Farming/Agriculture — 1.7%
		BF Bolthouse HoldCo, LLC
1,000,000		Term Loan - Second Lien, 8.30%, Maturing December 16, 2013	$955,000
		Central Garden & Pet Co.
992,386		Term Loan, 3.97%, Maturing February 28, 2014	880,742
			$1,835,742
Financial Intermediaries — 2.3%
		Citco III, Ltd.
476,137		Term Loan, 5.13%, Maturing June 30, 2014	$428,523
		E.A. Viner International Co.
755,400		Term Loan, 5.81%, Maturing July 31, 2013	710,076
		Nuveen Investments, Inc.
349,125		Term Loan, 5.46%, Maturing November 2, 2014	323,813
		RJO Holdings Corp. (RJ O’Brien)
1,493,737		Term Loan, 5.47%, Maturing July 31, 2014	1,008,273
			$2,470,685
Food Products — 6.4%
		Acosta, Inc.
980,000		Term Loan, 4.72%, Maturing July 28, 2013	$918,138
		Black Lion Beverages III B.V.
EUR	2,000,000	Term Loan - Second Lien, 8.92%, Maturing January 24, 2016	2,627,461
		Foodvest Limited
GBP	499,957	Term Loan - Second Lien, 10.19%, Maturing September 16, 2015	980,462
		Pinnacle Foods Finance, LLC
990,000		Term Loan, 5.43%, Maturing April 2, 2014	906,675
		Provimi Group SA
EUR	46,773	Term Loan - Second Lien, 4.51%, Maturing June 28, 2015 (4)	54,916
282,126		Term Loan - Second Lien, 6.71%, Maturing December 28, 2016 (4)	212,300
EUR	697,446	Term Loan - Second Lien, 8.73%, Maturing December 28, 2016 (4)	818,863
		Ruby Acquisitions Ltd.
EUR	214,286	Term Loan - Second Lien, 9.81%, Maturing July 5, 2015	299,234
			$6,818,049
Food Service — 2.8%
		Aramark Corp.
8		Term Loan, 4.68%, Maturing January 26, 2014	$8
		Buffets, Inc.
337,973		DIP Loan, 11.25%, Maturing January 22, 2009	339,663
		OSI Restaurant Partners, LLC
71,087		Term Loan, 4.60%, Maturing May 9, 2013	59,713
891,041		Term Loan, 5.13%, Maturing May 9, 2014	748,475
		QCE Finance, LLC
1,000,000		Term Loan - Second Lien, 8.55%, Maturing November 5, 2013	820,000
		Selecta
EUR	741,246	Term Loan - Second Lien, 9.12%, Maturing December 28, 2015	962,810
			$2,930,669
Food/Drug Retailers — 0.2%
		General Nutrition Centers, Inc.
246,875		Term Loan, 5.05%, Maturing September 16, 2013	$219,719
			$219,719

Forest Products — 0.3%
		Newpage Corp.
323,375		Term Loan, 6.56%, Maturing December 5, 2014	$320,410
			$320,410
Healthcare — 11.0%
		Biomet, Inc.
620,313		Term Loan, 5.80%, Maturing December 26, 2014	$610,102
		Bright Horizons Family Solutions, Inc.
250,000		Term Loan, 7.49%, Maturing May 15, 2015	246,641
		Capio AB
EUR	248,184	Term Loan - Second Lien, 8.44%, Maturing October 24, 2016	350,442
EUR	751,816	Term Loan - Second Lien, 8.44%, Maturing October 24, 2016	1,061,584
		Carestream Health, Inc.
1,000,000		Term Loan - Second Lien, 7.96%, Maturing October 30, 2013	715,000
		CB Diagnostics AB
EUR	518,519	Term Loan, 7.98%, Maturing September 9, 2015	704,520
EUR	481,481	Term Loan, 7.98%, Maturing September 9, 2016	654,197
		Concentra, Inc.
1,000,000		Term Loan - Second Lien, 8.30%, Maturing June 25, 2015	655,000
		Dako EQT Project Delphi
750,000		Term Loan - Second Lien, 6.54%, Maturing December 12, 2016	466,250
		Emdeon Business Services, LLC Term Loan - Second Lien
1,000,000		Term Loan, 7.81%, Maturing May 16, 2014	935,000
		Fenwal, Inc.
750,000		Term Loan - Second Lien, 7.90%, Maturing August 28, 2014	637,500
		HealthSouth Corp.
398,368		Term Loan, 5.29%, Maturing March 10, 2013	377,382
		IM US Holdings, LLC
500,000		Term Loan - Second Lien, 7.06%, Maturing June 26, 2015	471,250
		Leiner Health Products, Inc.
202,905		Term Loan, 8.75%, Maturing May 27, 2011 (5)	192,760
		Physiotherapy Associates, Inc.
500,000		Term Loan - Second Lien, 9.39%, Maturing June 27, 2014	380,000
		RadNet Management, Inc.
2,000,000		Term Loan - Second Lien, 11.67%, Maturing November 15, 2013	1,990,000
		ReAble Therapeutics Finance, LLC
378,106		Term Loan, 4.81%, Maturing November 16, 2013	357,310
		Viant Holdings, Inc.
991,241		Term Loan, 5.05%, Maturing June 25, 2014	852,467
			$11,657,405
Home Furnishings — 2.4%
		Hunter Fan Co.
500,000		Term Loan, 9.47%, Maturing April 16, 2014 (2)	$361,000
		National Bedding Co., LLC
1,500,000		Term Loan - Second Lien, 7.46%, Maturing August 31, 2012	1,072,500
		Oreck Corp.
984,694		Term Loan, 5.61%, Maturing February 2, 2012 (2)	502,194
		Simmons Co.
1,000,000		Term Loan, 8.20%, Maturing February 15, 2012	635,000
			$2,570,694
Industrial Equipment — 4.3%
		CEVA Group PLC U.S.
885,789		Term Loan, 5.46%, Maturing January 4, 2014	$814,926
105,263		Term Loan, 5.80%, Maturing November 4, 2013	96,842
		EPD Holdings (Goodyear Engineering Products)
1,000,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	760,000
		Generac Acquisition Corp.
1,000,000		Term Loan - Second Lien, 8.79%, Maturing April 7, 2014	703,333
		John Maneely Co.
893,560		Term Loan, 6.04%, Maturing December 8, 2013	820,586
		Sequa Corp.
496,583		Term Loan, 6.03%, Maturing November 30, 2014	470,720

TFS Acquisition Corp.
982,500	Term Loan, 6.30%, Maturing August 11, 2013	$923,550
$4,589,957
Insurance — 2.2%
Alliant Holdings I, Inc.
223,313	Term Loan, 5.80%, Maturing August 21, 2014	$206,564
AmWINS Group, Inc.
500,000	Term Loan - Second Lien, 7.96%, Maturing June 8, 2014	327,500
CCC Information Services Group, Inc.
827,037	Term Loan, 5.06%, Maturing February 10, 2013	814,631
Getty Images, Inc.
375,000	Term Loan, 7.25%, Maturing July 2, 2015	372,774
U.S.I. Holdings Corp.
694,241	Term Loan, 5.56%, Maturing May 4, 2014	642,173
$2,363,642
Leisure Goods/Activities/Movies — 9.4%
AMF Bowling Worldwide, Inc.
1,000,000	Term Loan - Second Lien, 8.95%, Maturing December 8, 2013	$775,000
Bombardier Recreational Products
911,392	Term Loan, 5.29%, Maturing June 28, 2013	833,924
Butterfly Wendel US, Inc.
239,830	Term Loan, 5.63%, Maturing June 22, 2013	219,745
239,908	Term Loan, 5.38%, Maturing June 22, 2014	219,816
Carmike Cinemas, Inc.
1,954,660	Term Loan, 6.31%, Maturing May 19, 2012	1,898,464
Deluxe Entertainment Services
500,000	Term Loan - Second Lien, 8.80%, Maturing November 11, 2013	337,500
Red Football Ltd.
GBP	1,500,000	Term Loan - Second Lien, 10.40%, Maturing August 16, 2016	2,755,927
Revolution Studios Distribution Co., LLC
397,150	Term Loan, 6.22%, Maturing December 21, 2014	369,349
1,000,000	Term Loan, 9.47%, Maturing June 21, 2015	845,000
Southwest Sports Group, LLC
1,000,000	Term Loan, 5.31%, Maturing December 22, 2010	880,000
Zuffa, LLC
992,481	Term Loan, 4.50%, Maturing June 20, 2016	833,684
$9,968,409
Lodging and Casinos — 3.9%
Bally Technologies, Inc.
1,854,578	Term Loan, 6.12%, Maturing September 5, 2009	$1,838,351
Gala Electric Casinos, Ltd.
GBP	912,860	Term Loan, 8.94%, Maturing December 12, 2014	1,567,990
Herbst Gaming, Inc.
989,950	Term Loan, 9.75%, Maturing December 2, 2011	725,138
$4,131,479
Nonferrous Metals/Minerals — 1.6%
Euramax International, Inc.
1,000,000	Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	$705,000
Murray Energy Corp.
1,075,666	Term Loan, 10.97%, Maturing August 9, 2011	994,991
$1,699,991
Oil and Gas — 0.9%
Dresser, Inc.
1,000,000	Term Loan - Second Lien, 8.47%, Maturing May 4, 2015	$960,000
$960,000
Publishing — 11.3%
American Media Operations, Inc.
1,469,153	Term Loan, 5.99%, Maturing January 31, 2013	$1,369,985
Hanley-Wood, LLC
995,000	Term Loan, 4.71%, Maturing March 8, 2014	786,050

		Laureate Education, Inc.
51,114		Term Loan, 0.00%, Maturing August 17, 2014 (4)	$47,504
342,430		Term Loan, 5.71%, Maturing August 17, 2014	318,245
		Local Insight Regatta Holdings, Inc.
500,000		Term Loan, 7.75%, Maturing April 23, 2015	456,250
		Mediannuaire Holding
EUR	500,000	Term Loan - Second Lien, 8.72%, Maturing April 10, 2016	611,748
		Merrill Communications, LLC
1,000,000		Term Loan - Second Lien, 9.52%, Maturing November 15, 2013	750,000
		Nielsen Finance, LLC
982,506		Term Loan, 4.73%, Maturing August 9, 2013	915,691
		Philadelphia Newspapers, LLC
944,102		Term Loan, 9.50%, Maturing June 29, 2013	691,555
		Reader’s Digest Association, Inc. (The)
740,625		Term Loan, 4.61%, Maturing March 2, 2014	634,469
		Source Interlink Companies, Inc.
498,741		Term Loan, 5.71%, Maturing August 1, 2014	408,967
		Star Tribune Co. (The)
246,875		Term Loan, 5.05%, Maturing March 5, 2014	126,523
750,000		Term Loan - Second Lien, 8.80%, Maturing March 5, 2014	56,250
		TL Acquisitions, Inc.
446,625		Term Loan, 4.96%, Maturing July 5, 2014	395,752
		Tribune Co.
1,776,513		Term Loan, 5.54%, Maturing May 17, 2009	1,721,441
1,042,125		Term Loan, 5.79%, Maturing May 17, 2014	716,461
		Xsys, Inc.
EUR	1,500,000	Term Loan - Second Lien, 9.37%, Maturing September 27, 2015	1,913,257
			$11,920,148
Radio and Television — 5.2%
		CMP Susquehanna Corp.
1,000,000		Term Loan, 4.68%, Maturing May 5, 2011 (4)	$755,000
		Live Nation Worldwide, Inc.
822,250		Term Loan, 5.92%, Maturing December 21, 2013	772,915
		NEP II, Inc.
148,124		Term Loan, 5.05%, Maturing February 16, 2014	134,422
		Tyrol Acquisition 2 SAS
EUR	750,000	Term Loan - Second Lien, 7.73%, Maturing July 19, 2016	890,939
		Univision Communications, Inc.
770,500		Term Loan - Second Lien, 4.96%, Maturing March 29, 2009	739,038
1,650,000		Term Loan, 5.03%, Maturing September 29, 2014	1,354,805
		Young Broadcasting, Inc.
992,327		Term Loan, 5.31%, Maturing November 3, 2012	868,286
			$5,515,405
Retailers (Except Food and Drug) — 2.0%
		Educate, Inc.
500,000		Term Loan - Second Lien, 8.06%, Maturing June 14, 2014	$422,500
		Orbitz Worldwide, Inc.
267,975		Term Loan, 5.66%, Maturing July 25, 2014	217,060
		Oriental Trading Co., Inc.
750,000		Term Loan - Second Lien, 8.47%, Maturing January 31, 2013	543,750
		Savers, Inc.
448,858		Term Loan, 5.55%, Maturing August 11, 2012	426,415
491,028		Term Loan, 5.55%, Maturing August 11, 2012	466,477
			$2,076,202
Steel — 1.2%
		Niagara Corp.
1,487,481		Term Loan, 7.47%, Maturing June 29, 2014	$1,308,983
			$1,308,983
Surface Transport — 1.9%
		Gainey Corp.
1,394,731		Term Loan, 7.00%, Maturing April 20, 2012 (5)	$495,130
		Ozburn-Hessey Holding Co., LLC
972,279		Term Loan, 6.16%, Maturing August 9, 2012	870,190

		Swift Transportation Co., Inc.
500,000		Term Loan, 5.71%, Maturing May 10, 2012	$372,500
390,698		Term Loan, 6.13%, Maturing May 10, 2014	301,081
			$2,038,901
Telecommunications — 4.1%
		Alltell Communication
498,744		Term Loan, 5.21%, Maturing May 16, 2015	$496,952
		Asurion Corp.
750,000		Term Loan - Second Lien, 9.10%, Maturing January 13, 2013	696,563
		BCM Luxembourg, Ltd.
EUR	1,000,000	Term Loan - Second Lien, 8.98%, Maturing March 31, 2016	1,348,836
		IPC Systems, Inc.
1,000,000		Term Loan - Second Lien, 8.06%, Maturing May 31, 2015	687,500
		Palm, Inc.
992,500		Term Loan, 5.97%, Maturing April 24, 2014	655,050
		Trilogy International Partners
500,000		Term Loan, 6.30%, Maturing June 29, 2012	427,500
			$4,312,401
Utilities — 3.8%
		AEI Finance Holding, LLC
116,022		Revolving Loan, 5.40%, Maturing March 30, 2012	$106,740
846,144		Term Loan, 5.80%, Maturing March 30, 2014	778,452
		Astoria Generating Co.
1,000,000		Term Loan - Second Lien, 6.56%, Maturing August 23, 2013	960,000
		BRSP, LLC
906,150		Term Loan, 5.86%, Maturing July 13, 2009	878,965
		Electricinvest Holding Co.
EUR	297,885	Term Loan, 8.72%, Maturing October 24, 2012	415,974
GBP	300,000	Term Loan, 9.65%, Maturing October 24, 2012	529,643
		TXU Texas Competitive Electric Holdings Co., LLC
198,500		Term Loan, 6.24%, Maturing October 10, 2014	187,086
198,500		Term Loan, 6.26%, Maturing October 10, 2014	186,466
			$4,043,326
Total Senior Floating-Rate Interests (identified cost $160,425,201)			$139,531,392

Corporate Bonds & Notes — 31.1%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Alion Science and Technologies Corp.
$60	10.25%, 2/1/15	$41,775
	Bombardier, Inc.
65	8.00%, 11/15/14 (6)	66,625
	Hawker Beechcraft Acquisition
75	9.75%, 4/1/17	74,437
	Vought Aircraft Industries, Inc., Sr. Notes
45	8.00%, 7/15/11	41,737
		$224,574
Automotive — 1.1%
	Allison Transmission, Inc.
$30	11.00%, 11/1/15 (6)	$27,300
	Altra Industrial Motion, Inc.
1,050	9.00%, 12/1/11	1,065,750
	American Axle & Manufacturing, Inc.
60	7.875%, 3/1/17	39,900
	Tenneco, Inc., Sr. Notes
40	8.125%, 11/15/15	35,800
		$1,168,750

Broadcast Radio and Television — 0.1%
	Warner Music Group, Sr. Sub. Notes
$60	7.375%, 4/15/14	$47,700
		$47,700
Brokers/Dealers/Investment Houses — 0.1%
	Nuveen Investments, Inc.
$20	5.00%, 9/15/10	$17,850
	Nuveen Investments, Inc., Sr. Notes
85	10.50%, 11/15/15 (6)	76,925
		$94,775
Building and Development — 0.5%
	Interline Brands, Inc., Sr. Sub. Notes
$50	8.125%, 6/15/14	$48,000
	Nortek, Inc., Sr. Notes
125	10.00%, 12/1/13 (6)	112,500
	Panolam Industries International, Sr. Sub. Notes
175	10.75%, 10/1/13	139,125
	Ply Gem Industries, Inc., Sr. Notes
125	11.75%, 6/15/13 (6)	112,500
	Realogy Corp.
120	10.50%, 4/15/14	78,600
		$490,725
Business Equipment and Services — 1.8%
	Affinion Group, Inc.
$35	11.50%, 10/15/15	$35,000
	Ceridian Corp., Sr. Notes
195	11.25%, 11/15/15 (6)	177,937
	Education Management, LLC, Sr. Notes
80	8.75%, 6/1/14	72,400
	Education Management, LLC, Sr. Sub. Notes
1,085	10.25%, 6/1/16	946,662
	MediMedia USA, Inc., Sr. Sub. Notes
100	11.375%, 11/15/14 (6)	100,500
	Neff Corp., Sr. Notes
30	10.00%, 6/1/15	11,250
	Rental Service Corp.
230	9.50%, 12/1/14	189,750
	Travelport, LLC
175	9.875%, 9/1/14	147,875
20	11.875%, 9/1/16	15,750
	West Corp.
190	9.50%, 10/15/14	164,350
		$1,861,474
Cable and Satellite Television — 1.1%
	Cablevision Systems Corp., Sr. Notes, Series B
$70	8.00%, 4/15/12	$67,375
	CCH I Holdings, LLC, Sr. Notes
110	11.00%, 10/1/15	83,325
	CCH II Holdings, LLC, Sr. Notes
40	10.25%, 10/1/13	35,400
30	10.25%, 10/1/13 (6)	26,400
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
700	8.75%, 11/15/13	651,000
	Charter Communications, Inc., Sr. Notes
95	10.875%, 9/15/14 (6)	99,275
	Mediacom Broadband Group Corp., LLC, Sr. Notes
75	8.50%, 10/15/15	67,312
	National Cable PLC
20	8.75%, 4/15/14	18,750
	XM Satellite Radio Holdings, Inc., Sr. Notes
125	13.00%, 8/1/13 (6)	114,687
		$1,163,524

Chemicals and Plastics — 0.3%
	INEOS Group Holdings PLC, Sr. Sub Notes
$155	8.50%, 2/15/16 (6)	$104,625
	Reichhold Industries, Inc., Sr. Notes
225	9.00%, 8/15/14 (6)	223,312
		$327,937
Clothing/Textiles — 1.3%
	Levi Strauss & Co., Sr. Notes
$235	9.75%, 1/15/15	$222,662
40	8.875%, 4/1/16	36,200
	Oxford Industries, Inc., Sr. Notes
1,030	8.875%, 6/1/11	993,950
	Perry Ellis International, Inc., Sr. Sub. Notes
105	8.875%, 9/15/13	97,650
		$1,350,462
Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
$75	9.50%, 8/1/14	$72,000
70	11.75%, 8/1/16	67,725
		$139,725
Containers and Glass Products — 2.0%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$500	7.541%, 2/15/15	$467,500
	Intertape Polymer US, Inc., Sr. Sub. Notes
20	8.50%, 8/1/14	17,900
	Pliant Corp. (PIK)
1,385	11.625%, 6/15/09	1,328,954
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
205	8.00%, 3/15/17	168,612
	Stone Container Corp., Sr. Notes
50	8.375%, 7/1/12	44,375
		$2,027,341
Cosmetics/Toiletries — 0.2%
	Amscan Holdings, Inc., Sr. Sub. Notes
$225	8.75%, 5/1/14	$196,875
		$196,875
Ecological Services and Equipment — 0.0%
	Waste Services, Inc., Sr. Sub. Notes
$25	9.50%, 4/15/14	$25,250
		$25,250
Electronics/Electrical — 0.4%
	Advanced Micro Devices, Inc., Sr. Notes
$275	7.75%, 11/1/12	$209,687
	Amkor Technologies, Inc., Sr. Notes
15	7.75%, 5/15/13	13,781
	Avago Technologies Finance
65	10.125%, 12/1/13	68,900
110	11.875%, 12/1/15	117,700
	NXP BV/NXP Funding, LLC
62	7.875%, 10/15/14	51,925
		$461,993
Equipment Leasing — 0.2%
	Hertz Corp.
$15	8.875%, 1/1/14	$13,837
210	10.50%, 1/1/16	183,750
		$197,587

Financial Intermediaries — 0.4%
	E*Trade Financial Corp.
$125	7.875%, 12/1/15	$105,625
	Ford Motor Credit Co., Sr. Notes
30	5.70%, 1/15/10	25,853
40	7.875%, 6/15/10	34,080
10	9.875%, 8/10/11	8,159
240	12.00%, 5/15/15	202,483
	General Motors Acceptance Corp., Variable Rate
75	3.926%, 5/15/09	66,393
		$442,593
Food Products — 0.3%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$10	11.50%, (0.00% until November 2008) 11/1/11	$9,250
	Dole Foods Co., Sr. Notes
300	8.625%, 5/1/09	295,125
		$304,375
Food Service — 0.8%
	El Pollo Loco, Inc.
$55	11.75%, 11/15/13	$54,175
	NPC International, Inc., Sr. Sub Notes
960	9.50%, 5/1/14	820,800
		$874,975
Food/Drug Retailers — 0.6%
	General Nutrition Center, Sr. Notes, Variable Rate, (PIK)
$265	7.199%, 3/15/14	$226,575
	General Nutrition Center, Sr. Sub. Notes
165	10.75%, 3/15/15	139,837
	Rite Aid Corp.
150	10.375%, 7/15/16	139,875
180	7.50%, 3/1/17	146,700
		$652,987
Forest Products — 0.5%
	Jefferson Smurfit Corp., Sr. Notes
$110	8.25%, 10/1/12	$97,075
30	7.50%, 6/1/13	25,050
	NewPage Corp.
170	10.00%, 5/1/12	163,625
170	12.00%, 5/1/13	163,625
	Verso Paper Holdings, LLC/Verso Paper, Inc.
130	11.375%, 8/1/16	109,850
		$559,225
Healthcare — 2.2%
	Advanced Medical Optics, Inc., Sr. Sub. Notes
$35	7.50%, 5/1/17	$31,675
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
15	10.00%, 2/15/15	15,825
	Bausch & Lomb, Inc., Sr. Notes
135	9.875%, 11/1/15 (6)	138,712
	Biomet, Inc.
210	11.625%, 10/15/17	222,862
	HCA, Inc.
150	8.75%, 9/1/10	152,250
14	7.875%, 2/1/11	13,930
90	9.125%, 11/15/14	92,925
145	9.25%, 11/15/16	149,712
	MultiPlan Inc., Sr. Sub. Notes
1,035	10.375%, 4/15/16 (6)	1,019,475
	National Mentor Holdings, Inc.
145	11.25%, 7/1/14	147,900

	US Oncology, Inc.
$30	9.00%, 8/15/12	$29,700
335	10.75%, 8/15/14	330,812
		$2,345,778
Industrial Equipment — 0.1%
	ESCO Corp., Sr. Notes
$65	8.625%, 12/15/13 (6)	$65,163
	ESCO Corp., Sr. Notes, Variable Rate
65	6.651%, 12/15/13 (6)	61,425
		$126,588
Insurance — 0.1%
	Alliant Holdings I, Inc.
$70	11.00%, 5/1/15 (6)	$62,650
	Hub International Holdings
35	9.00%, 12/15/14 (6)	31,325
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
60	6.551%, 11/15/14 (6)	48,300
		$142,275
Leisure Goods/Activities/Movies — 1.9%
	AMC Entertainment, Inc.
$275	11.00%, 2/1/16	$279,813
	Marquee Holdings, Inc., Sr. Disc. Notes
1,715	9.505%, 8/15/14	1,367,713
	Ticketmaster, Sr. Notes
175	10.75%, 8/1/16 (6)	182,000
	Universal City Florida Holdings, Sr. Notes, Variable Rate
225	7.623%, 5/1/10	219,375
		$2,048,901
Lodging and Casinos — 3.1%
	Buffalo Thunder Development Authority
$220	9.375%, 12/15/14 (6)	$128,700
	CCM Merger, Inc.
95	8.00%, 8/1/13 (6)	77,663
	Fontainebleau Las Vegas Casino, LLC
310	10.25%, 6/15/15 (6)	165,850
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
120	11.00%, 11/1/12 (6)	97,800
	Inn of the Mountain Gods, Sr. Notes
45	12.00%, 11/15/10	33,075
	MGM Mirage, Inc.
75	7.50%, 6/1/16	60,188
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
55	8.00%, 4/1/12	46,475
110	7.125%, 8/15/14	80,300
1,105	6.875%, 2/15/15	779,025
	Park Place Entertainment
355	7.875%, 3/15/10	315,063
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
10	8.25%, 3/15/12	9,525
95	7.50%, 6/15/15	71,250
	Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14 (6)	57,960
	Scientific Games Corp.
30	7.875%, 6/15/16 (6)	29,250
	Seminole Hard Rock Entertainment, Variable Rate
80	5.30%, 3/15/14 (6)	65,200
	Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	33,750
	Trump Entertainment Resorts, Inc.
1,415	8.50%, 6/1/15	703,963
	Tunica-Biloxi Gaming Authority, Sr. Notes
160	9.00%, 11/15/15 (6)	151,600

	Waterford Gaming, LLC, Sr. Notes
$216	8.625%, 9/15/14 (6)	$204,120
	Wynn Las Vegas, LLC
180	6.625%, 12/1/14	163,800
		$3,274,557
Nonferrous Metals/Minerals — 0.5%
	Aleris International, Inc., Sr. Notes
$180	9.00%, 12/15/14	$138,600
	Aleris International, Inc., Sr. Sub. Notes
35	10.00%, 12/15/16	24,325
	FMG Finance PTY, Ltd.
225	10.625%, 9/1/16 (6)	262,125
	FMG Finance PTY, Ltd., Variable Rate
90	6.682%, 9/1/11 (6)	90,450
		$515,500
Oil and Gas — 5.3%
	Allis-Chalmers Energy, Inc., Sr. Notes
$1,045	9.00%, 1/15/14	$997,975
	Cimarex Energy Co., Sr. Notes
55	7.125%, 5/1/17	54,450
	Clayton Williams Energy, Inc.
40	7.75%, 8/1/13	38,000
	Compton Pet Finance Corp.
90	7.625%, 12/1/13	88,200
	Denbury Resources, Inc., Sr. Sub. Notes
25	7.50%, 12/15/15	24,938
	Forbes Energy Services, Sr. Notes
170	11.00%, 2/15/15 (6)	170,850
	OPTI Canada, Inc., Sr. Notes
65	7.875%, 12/15/14	64,838
75	8.25%, 12/15/14	75,938
	Petrohawk Energy Corp., Sr. Notes
1,320	9.125%, 7/15/13	1,343,100
60	7.875%, 6/1/15 (6)	58,350
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	69,225
	Petroplus Finance, Ltd.
1,020	7.00%, 5/1/17 (6)	887,400
	Plains Exploration & Production Co.
115	7.00%, 3/15/17	108,100
	Quicksilver Resources, Inc.
15	8.25%, 8/1/15	14,663
160	7.125%, 4/1/16	138,800
	Sandridge Energy, Inc., Sr. Notes
145	8.00%, 6/1/18 (6)	144,275
	SemGroup L.P., Sr. Notes
145	8.75%, 11/15/15 (6) (11)	20,300
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	28,050
	Stewart & Stevenson, LLC, Sr. Notes
220	10.00%, 7/15/14	215,600
	United Refining Co., Sr. Notes
1,185	10.50%, 8/15/12	1,107,975
		$5,651,027
Publishing — 1.5%
	Dex Media West/Finance, Series B
$55	9.875%, 8/15/13	$43,313
	Harland Clarke Holdings
85	9.50%, 5/15/15	69,700
	Laureate Education, Inc.
50	10.00%, 8/15/15 (6)	44,688
440	10.25%, 8/15/15 (6)	381,150

	Nielsen Finance, LLC
$110	10.00%, 8/1/14	$111,375
185	10.00%, 8/1/14 (6)	187,313
75	12.50%, (0.00% until 2011), 8/1/16	51,563
	R.H. Donnelley Corp.
1,070	8.875%, 10/15/17	518,950
	Reader’s Digest Association, Inc., (The), Sr. Sub. Notes
270	9.00%, 2/15/17 (6)	153,900
		$1,561,952
Rail Industries — 0.1%
	American Railcar Industry, Sr. Notes
$80	7.50%, 3/1/14	$74,400
		$74,400
Retailers (Except Food and Drug) — 2.3%
	GameStop Corp.
$155	8.00%, 10/1/12	$160,425
	Neiman Marcus Group, Inc.
635	9.00%, 10/15/15	625,475
1,075	10.375%, 10/15/15	1,058,875
	Sally Holdings, LLC
20	9.25%, 11/15/14	19,600
	Sally Holdings, LLC, Sr. Notes
195	10.50%, 11/15/16	188,663
	Toys “R” Us
130	7.375%, 10/15/18	94,900
	Yankee Acquisition Corp., Series B
347	8.50%, 2/15/15	256,780
95	9.75%, 2/15/17	55,100
		$2,459,818
Services — 0.1%
	First Data Corp.
$90	9.875%, 9/24/15 (6)	$79,763
		$79,763
Steel — 0.2%
	RathGibson, Inc., Sr. Notes
$10	11.25%, 2/15/14	$9,550
	Ryerson, Inc., Sr. Notes, Variable Rate
15	10.248%, 11/1/14 (6)	14,325
	Steel Dynamics, Inc., Sr. Notes
140	7.375%, 11/1/12	139,300
		$163,175
Surface Transport — 0.1%
	CEVA Group, PLC, Sr. Notes
$135	10.00%, 9/1/14 (6)	$137,025
		$137,025
Telecommunications — 0.8%
	Digicel Group, Ltd., Sr. Notes
$110	9.25%, 9/1/12 (6)	$112,750
	Intelsat Bermuda, Ltd.
325	11.25%, 6/15/16	338,813
	Nortel Networks, Ltd.
240	10.75%, 7/15/16 (6)	236,400
	Windstream Corp., Sr. Notes
95	8.125%, 8/1/13	96,425
30	8.625%, 8/1/16	30,525
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
60	11.00%, 12/1/17 (6)	39,300
		$854,213

Utilities — 0.8%
	AES Corp.
$35	8.00%, 10/15/17	$34,650
	Dynegy Holdings, Inc., Sr. Notes
20	7.75%, 6/1/19	18,500
	Edison Mission Energy, Sr. Notes
15	7.50%, 6/15/13	15,150
	Energy Future Holdings, Sr. Notes
245	10.875%, 11/1/17 (6)	253,575
	NRG Energy, Inc.
50	7.25%, 2/1/14	48,875
165	7.375%, 1/15/17	159,638
	NRG Energy, Inc., Sr. Notes
15	7.375%, 2/1/16	14,588
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	9,700
	Texas Competitive Electric Holdings Co., LLC, Series A, Sr. Notes
165	10.25%, 11/1/15 (6)	165,825
	Texas Competitive Electric Holdings Co., LLC, Series B, Sr. Notes
135	10.25%, 11/1/15 (6)	135,675
		$856,176
Total Corporate Bonds & Notes (identified cost $36,475,667)		$32,903,995

Preferred Stocks — 0.1%

Units	Security	Value
Lodging and Casinos — 0.1%
192	Fontainebleau Resorts LLC (PIK) (7)	$122,272
Total Preferred Stocks (identified cost $191,950)		$122,272

Miscellaneous — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
290,298	Adelphia Recovery Trust (8)	$13,063
300,000	Adelphia, Inc. Escrow Certificate (8)	25,500
Total Miscellaneous (identified cost $299,250)		$38,563

Asset Backed Securities — 1.0%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Comstock Funding, Ltd., Series 2006-1A, Class D, 6.899%, 5/30/20 (6) (9)	$1,083,400
Total Asset Backed Securities (identified cost $1,440,000)		$1,083,400

Closed-End Investment Companies — 1.8%

Shares	Security	Value
11,377	BlackRock Floating Rate Income Strategies Fund II, Inc.	$162,009
19,082	BlackRock Floating Rate Income Strategies Fund, Inc.	274,590
11,127	BlackRock Global Floating Rate Income Trust Fund	157,002
1,560	First Trust/Four Corners Senior Floating Rate Income Fund	21,060
794	First Trust/Four Corners Senior Floating Rate Income Fund II	10,663
8,391	ING Prime Rate Trust	45,647
5,511	LMP Corporate Loan Fund, Inc.	56,488
24,401	Nuveen Floating Rate Income Fund	248,646

4,535	Nuveen Floating Rate Income Opportunity Fund	$45,622
11,835	Nuveen Senior Income Fund	73,140
73	PIMCO Floating Rate Income Fund	1,021
863	PIMCO Floating Rate Strategy Fund	11,046
156	Pioneer Floating Rate Trust	2,048
136,673	Van Kampen Senior Income Trust	750,335
Total Closed-End Investment Companies (identified cost $2,200,864)		$1,859,317

Short-Term Investments — 3.2%

Interest
(000’s omitted)	Description	Value
$3,409	Investment in Cash Managment Portfolio, 2.23% (10)	$3,409,031
Total Short-Term Investments (identified cost $3,409,031)		$3,409,031
Total Investments — 168.8% (identified cost $204,441,963)		$178,947,970
Less Unfunded Loan Commitments — (1.5)%		$(1,585,877)
Net Investments — 167.3% (identified cost $202,856,086)		$177,362,093
Other Assets, Less Liabilities — (41.7)%		$(44,262,877)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (25.6)%		$(27,095,469)
Net Assets Applicable to Common Shares— 100.0%		$106,003,747

DIP	—	Debtor in Possession
PIK	—	Payment In Kind
EUR	—	Euro
GBP	—	British Pound Sterling
*	—	In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility.  Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(4)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $8,488,618 or 8.0% of the Fund’s net assets.

(7)		Restricted security.
(8)		Non-income producing security.
(9)		Variable rate mortgage security. The stated interest rate represents the rate in effect at July 31, 2008.
(10)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended  July 31, 2008 was $19,448.

(11)		Issuer is in default and security is currently not accruing interest.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/29/08	British Pound Sterling	United States Dollar
	5,505,585	10,894,452	$8,639
8/29/08	Euro	United States Dollar
	12,404,290	19,318,441	(10,044)
			$(1,405)

Interest Rate Floor

Counterparty	Notional Amount (in 000’s)	Floating Rate	Annual Fixed Rate	Expiration Date	Market Value	Net Unrealized Appreciation
Lehman Brothers, Inc.	$10,000	3-month USD-LIBOR-BBA	4.75%	March 21, 2009	$140,776	$125,132
	10,000	3-month USD-LIBOR-BBA	4.25	March 21, 2010	203,203	173,041
	10,000	3-month USD-LIBOR-BBA	4.25	March 21, 2011	264,806	205,671
	10,000	3-month USD-LIBOR-BBA	4.00	March 21, 2012	265,456	192,673
					$874,241	$696,517

At July 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$203,097,995
Gross unrealized appreciation	$748,378
Gross unrealized depreciation	(26,484,280)
Net unrealized depreciation	$(25,735,902)

Restricted Securities

At July 31, 2008, the Fund owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Dates of
Description	Acquisition	Units	Cost	Value
Preferred Stocks
Fontainebleau Resorts LLC (PIK)	6/1/07	192	$191,950	$122,272
Total Restricted Securities			$191,950	$122,272

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective May 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$5,268,348	$(1,405)
Level 2	Other Significant Observable Inputs	170,730,162	696,517
Level 3	Significant Unobservable Inputs	1,363,583	—
Total		$177,362,093	$695,112

*Other financial instruments are swap contracts and forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of April 30, 2008	$1,105,998
Realized gains (losses)	37
Change in net unrealized appreciation (depreciation)	43,453
Net purchases (sales)	(1,773)
Accrued discount (premium)	810
Net transfers to (from) Level 3	215,058
Balance as of July 31, 2008	$1,363,583

Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior loans are valued in the same manner as Senior Loans.  Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of interest rate swaps and floors is generally based upon dealer quotations. Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers.  Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.  The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Credit Opportunities Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 29, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 29, 2008